Fixed Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 10,408	$ 8,836
Accumulated depreciation and amortization	(6,551)	(3,271)
Fixed assets, net	4,344	7,336
Computer hardware and software
Property, Plant and Equipment [Line Items]
Computer hardware and software	9,899	7,506
Land
Property, Plant and Equipment [Line Items]
Fixed assets, gross	0	750
Buildings
Property, Plant and Equipment [Line Items]
Fixed assets, gross	188	265
Furniture, fixtures, and equipment
Property, Plant and Equipment [Line Items]
Fixed assets, gross	139	133
Leasehold improvements
Property, Plant and Equipment [Line Items]
Fixed assets, gross	109	109
Other
Property, Plant and Equipment [Line Items]
Fixed assets, gross	73	73
Internal use software in process
Property, Plant and Equipment [Line Items]
Fixed assets, net	$ 487	$ 1,771